Related parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related parties

7	Related parties

The tables below summarize the balances and transactions with related parties:

	2024	2023

Assets
Trade receivables (i)	507	693
Other assets (ii)	597	285
	1,104	978
Current	1,010	792
Non-current	94	186

	2024	2023	2022

Other income (expenses)
UEPC (i)	517	465	477
EMIVE Patrulha 24 Horas Ltda. (iii)	(7)	(6)	-
	510	459	477

Leases payments (iv)
RVL Esteves Gestão Imobiliária S.A.	25,747	23,434	20,394
UNIVAÇO Patrimonial Ltda.	3,633	3,582	3,409
IESVAP Patrimonial Ltda.	5,244	5,170	4,920
	34,624	32,186	28,723

(i)	Refers to sales of educational content to UEPC.
(ii)	Refers to expenses to be reimbursed by Bertelsmann.
(iii)	Refers to amounts of expenses related to security services provided by a company of which one of Afya’s main shareholders has significant influence.
(iv)	The carrying amounts of lease liabilities with related parties as of December 31, 2024 totaled R$242,703 (December 31, 2023: R$223,496).

Lease agreements with RVL Esteves Gestão Imobiliária S.A.

The Company has entered into lease agreements with RVL Esteves Gestão Imobiliária S.A. (“RVL”), an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Tavares Esteves is an executive officer. The main lease agreements with RVL are described below:

On June 21, 2016, RVL entered into lease agreements, as amended on April 26, 2018, with ITPAC Araguaína and ITPAC Porto, pursuant to which RVL agreed to lease campuses to those entities in the cities of Araguaína and Porto Nacional, both located in the State of Tocantins. The lease agreements are adjustable in accordance with the provisions of each lease agreement. The lease agreements are for an initial term of 20 years and are renewable for an additional 20 years subject to the provisions of each lease agreement.

On November 1, 2016, RVL entered into a lease agreement with Afya Brazil, pursuant to which RVL agreed to lease to Afya Brazil certain offices in the city of Nova Lima, State of Minas Gerais, where Afya Brazil’s executive offices are located. On February 9, 2019, the agreement was amended to extend the lease terms and adjust the lease amounts, subject to certain discount conditions set forth in the lease agreement and adjustable in accordance with the provisions of the lease agreement. This lease agreement was amended in 2024 and terminated in June 2024.

On September 6, 2018, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC Araguaína the new campus by RVL in the city of Palmas, State of Tocantins. The lease agreement is for an amount equal to 7.5% of the monthly revenue of ITPAC until July 2024. From August 2024, the monthly amount should be equal to the amount paid in the first semester of 2024 and thereafter adjusted annually by the inflation rate (IGP-M). The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years.

On October 30, 2019, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN the medical campus in the city of Santa Inês, State of Maranhão. The lease agreement, as amended on February 27, 2025 is for a monthly amount adjusted in accordance with the provisions of the lease agreement of (i) R$12 until December 2020; (ii) from January 2021 to December 2025, 6.5% of the monthly revenue of IPTAN during the prior semester; (iii) from January 2026, the monthly amount should be equal to the amount paid in the second semester of 2025; and (iv) as from January 2027, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years and is renewable for an additional 20 years.

On August 2, 2021, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC the new ITPAC Garanhuns medical campus, in the city of Garanhuns, State of Pernambuco. The lease agreement is for a monthly amount equal to (i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement; and (iii) as from January 2029, the monthly amount should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.

On May 2, 2024, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN a property for the campus in the city of São João del Rei, State of Minas Gerais. The lease agreement is for a monthly amount payable equal to R$4, adjusted annually by the inflation rate (IGP-M). The lease agreement is for a term of one year and is renewable for an additional term of three years.

On June 14, 2024, RVL entered into a lease agreement with DelRey, pursuant to which RVL agreed to lease to DelRey a property for the campus in the city of Jaboatão dos Guararapes, State of Pernambuco. The lease agreement is for a monthly amount payable equal to R$114.5, with a grace period of 12 months. The monthly amount payable should be adjusted annually by the inflation rate (IPCA). The lease agreement is for a term of 20 years.

Lease agreement with UNIVAÇO Patrimonial Ltda.

On July 14, 2016, UNIVAÇO Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Ms. Rosângela de Oliveira Tavares Esteves is the chief executive officer, entered into a lease agreement with UNIVAÇO, a subsidiary of Afya Brazil, pursuant to which UNIVAÇO Patrimonial Ltda. agreed to lease the UNIVAÇO’s campus to UNIVAÇO, located in the city of Ipatinga, State of Minas Gerais. The lease agreement is adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement.

Lease agreement with IESVAP Patrimonial Ltda.

On April 25, 2018, IESVAP Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Tavares Esteves is an executive officer, entered into a lease agreement with IESVAP, a subsidiary of Afya Brazil, pursuant to which IESVAP Patrimonial Ltda. agreed to lease the IESVAP’s campus to IESVAP located in the city of Parnaíba, State of Piauí. The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until June 2021. From July 2021, the monthly amount should be equal to the amount paid in the first semester of 2021 and thereafter adjusted annually by the inflation rate (IGP-M). The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement.

Key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2024	2023	2022

Short-term employee benefits	21,171	16,979	13,564
Share-based compensation plans	19,884	21,380	13,116
	41,055	38,359	26,680

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, labor and social obligations, and other ordinary short-term employee benefits. The amounts disclosed in the table above are the amounts recognized as an expense in selling, general and administrative expenses during the reporting period related to key management personnel. See Note 14 for additional information on the share-based compensation plans.